Label	Element	Value
Virtus KAR Capital Growth Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Capital Growth Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Virtus KAR Capital Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series invests in a select group of large market capitalization growth companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. Although the Series invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal conditions, the Series invests at least 80% of its assets in equity securities of large capitalization companies. The subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index on a rolling three-year basis. Because large capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2024, the total market capitalization range of companies included in the Russell 1000® Growth Index over the past three years was $86.3 million to $3.79 trillion. The Series may also invest in small and medium capitalization companies. Generally, the Series invests in approximately 25-50 securities at any given time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2:	33.70%	Worst Quarter:	2022, Q2:	-28.83%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/2024)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Virtus KAR Capital Growth Series | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Principal Risks

The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are identified below.

Virtus KAR Capital Growth Series | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Virtus KAR Capital Growth Series | Equity Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Equity Securities Risk: The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus KAR Capital Growth Series | Sector Focused Investing Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the Series focuses its investments may cause the value of the Series’ shares to decrease, perhaps significantly.

Virtus KAR Capital Growth Series | Focused Investment Risk (Technology-Related Risk)
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Focused Investment Risk (Technology-Related Risk): To the extent the Series focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the technology sector include competition from new and existing companies, limited operating histories and management experience, patent and other intellectual property considerations and the commercial non-viability or rapid obsolescence of equipment, products or services.

Virtus KAR Capital Growth Series | Market Volatility Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Market Volatility Risk: The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.

Virtus KAR Capital Growth Series | Depositary Receipts Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investments in securities of foreign issuers.
Virtus KAR Capital Growth Series | Foreign Investing Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Foreign Investing Risk: Investing in foreign securities subjects the Series to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus KAR Capital Growth Series | Growth Stocks Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Growth Stocks Risk: The Series’ investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Virtus KAR Capital Growth Series | Large Market Capitalization Companies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Virtus KAR Capital Growth Series | Limited Number of Investments Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Limited Number of Investments Risk: Because the Series may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a Series with a greater number of securities.

Virtus KAR Capital Growth Series | Redemption Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

Virtus KAR Capital Growth Series | Small and Medium Market Capitalization Companies Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Small and Medium Market Capitalization Companies Risk: The Series’ investments in small and medium market capitalization companies may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Virtus KAR Capital Growth Series | FT Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FT Wilshire 5000 Index
1 Year	rr_AverageAnnualReturnYear01	23.76%
5 Years	rr_AverageAnnualReturnYear05	14.10%
10 Years	rr_AverageAnnualReturnYear10	12.73%
Virtus KAR Capital Growth Series | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	33.36%
5 Years	rr_AverageAnnualReturnYear05	18.96%
10 Years	rr_AverageAnnualReturnYear10	16.78%
Virtus KAR Capital Growth Series | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	$ 1,313
Annual Return 2015	rr_AnnualReturn2015	9.26%
Annual Return 2016	rr_AnnualReturn2016	(0.86%)
Annual Return 2017	rr_AnnualReturn2017	36.07%
Annual Return 2018	rr_AnnualReturn2018	(7.25%)
Annual Return 2019	rr_AnnualReturn2019	39.87%
Annual Return 2020	rr_AnnualReturn2020	50.23%
Annual Return 2021	rr_AnnualReturn2021	12.13706%
Annual Return 2022	rr_AnnualReturn2022	(36.1095%)
Annual Return 2023	rr_AnnualReturn2023	34.70596%
Annual Return 2024	rr_AnnualReturn2024	26.20%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	33.70%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.70%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 Year	rr_AverageAnnualReturnYear01	26.20%
5 Years	rr_AverageAnnualReturnYear05	12.84%
10 Years	rr_AverageAnnualReturnYear10	13.34%

[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.03% through April 30, 2026. Prior to April 30, 2026, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.